Consolidating Financial Information of Guarantors and Issuers Balance Sheet (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Current Assets:
Cash and cash equivalents	$ 166,245	$ 122,716	$ 119,557	$ 131,840
Receivables	37,722	35,414
Inventories	29,719	26,276
Other current assets	13,297	11,270
Total current assets	246,983	195,676
Property and equipment (net)	1,585,772	1,539,220
Investment In Park	0	0
Goodwill	183,830	179,660	210,811
Other intangibles, net	38,064	37,837
Deferred tax asset	0	0
Other Assets	9,510	20,788
Assets	2,064,159	1,973,181
Current Liabilities:
Current maturities of long-term debt		2,775
Accounts payable	24,621	20,851
Deferred revenue	86,131	82,765
Accrued interest	8,124	9,986
Accrued taxes	43,975	58,958
Accrued salaries, wages and benefits	18,740	30,358
Self-insurance reserves	25,107	27,063
Other accrued liabilities	18,796	9,927
Total current liabilities	225,494	242,683
Deferred Tax Liability	74,798	104,885
Derivative Liability	8,722	17,721
Other Liabilities	11,684	13,162
Long-Term Debt:
Term debt	723,788	594,228
Notes	936,727	939,983
Long-term debt, noncurrent	1,660,515	1,534,211
Equity	82,946	60,519	57,009
Total Partners' Equity and Liabilities	2,064,159	1,973,181
June 2014 Notes [Member] | Reportable Legal Entities [Member] | Parent Company [Member]
Current Assets:
Cash and cash equivalents	0	0	77,007	80,000
Receivables	0	0
Inventories	0	0
Other current assets	164	173
Total current assets	164	173
Property and equipment (net)	0	0
Investment In Park	588,684	798,076
Goodwill	674	674
Other intangibles, net	0	0
Deferred tax asset	0	0
Other Assets	0	0
Assets	589,522	798,923
Current Liabilities:
Current maturities of long-term debt		0
Accounts payable	497,558	428,396
Deferred revenue	0	0
Accrued interest	27	4,613
Accrued taxes	352	405
Accrued salaries, wages and benefits	0	0
Self-insurance reserves	0	0
Other accrued liabilities	3,406	2,282
Total current liabilities	501,343	435,696
Deferred Tax Liability	0	0
Derivative Liability	5,233	10,633
Other Liabilities	0	0
Long-Term Debt:
Term debt	0	0
Notes	0	292,075
Long-term debt, noncurrent	0	292,075
Equity	82,946	60,519
Total Partners' Equity and Liabilities	589,522	798,923
June 2014 Notes [Member] | Reportable Legal Entities [Member] | Guarantor Subsidiaries [Member]
Current Assets:
Cash and cash equivalents	81,582	58,178	3,444	5,939
Receivables	857,205	576,975
Inventories	27,828	24,905
Other current assets	10,983	9,833
Total current assets	977,598	669,891
Property and equipment (net)	1,403,264	1,363,018
Investment In Park	234,238	324,282
Goodwill	119,605	119,605
Other intangibles, net	23,887	24,582
Deferred tax asset	0	0
Other Assets	9,470	18,680
Assets	2,768,062	2,520,058
Current Liabilities:
Current maturities of long-term debt		2,139
Accounts payable	18,610	18,471
Deferred revenue	79,894	77,164
Accrued interest	6,024	109
Accrued taxes	73,224	41,661
Accrued salaries, wages and benefits	0	0
Self-insurance reserves	12,542	13,252
Other accrued liabilities	10,139	4,434
Total current liabilities	200,433	157,230
Deferred Tax Liability	81,945	125,350
Derivative Liability	0	0
Other Liabilities	10,811	11,926
Long-Term Debt:
Term debt	596,351	456,958
Notes	491,571	0
Long-term debt, noncurrent	1,087,922	456,958
Equity	1,386,951	1,768,594
Total Partners' Equity and Liabilities	2,768,062	2,520,058
June 2014 Notes [Member] | Eliminations [Member]
Current Assets:
Cash and cash equivalents	(1,095)	(1,025)	0	0
Receivables	(836,241)	(570,989)
Inventories	0	0
Other current assets	(29,601)	(1,761)
Total current assets	(866,937)	(573,775)
Property and equipment (net)	0	0
Investment In Park	(2,106,694)	(2,260,059)
Goodwill	0	0
Other intangibles, net	0	0
Deferred tax asset	(20,956)	(33,303)
Other Assets	0	0
Assets	(2,994,587)	(2,867,137)
Current Liabilities:
Current maturities of long-term debt		0
Accounts payable	(837,336)	(572,014)
Deferred revenue	0	0
Accrued interest	0	0
Accrued taxes	(29,601)	(1,761)
Accrued salaries, wages and benefits	0	0
Self-insurance reserves	0	0
Other accrued liabilities	0	0
Total current liabilities	(866,937)	(573,775)
Deferred Tax Liability	(20,956)	(33,303)
Derivative Liability	0	0
Other Liabilities	0	0
Long-Term Debt:
Term debt	0	0
Notes	0	0
Long-term debt, noncurrent	0	0
Equity	(2,106,694)	(2,260,059)
Total Partners' Equity and Liabilities	(2,994,587)	(2,867,137)
June 2014 Notes [Member] | Co-Issuer Subsidiary (Magnum) [Member] | Reportable Legal Entities [Member] | Subsidiary Issuer [Member]
Current Assets:
Cash and cash equivalents	0	0	0	382
Receivables	1,184	1,409
Inventories	0	0
Other current assets	28,297	796
Total current assets	29,481	2,205
Property and equipment (net)	835	844
Investment In Park	1,045,640	937,626
Goodwill	0	0
Other intangibles, net	0	0
Deferred tax asset	20,956	33,303
Other Assets	0	2,000
Assets	1,096,912	975,978
Current Liabilities:
Current maturities of long-term debt		572
Accounts payable	344,410	145,258
Deferred revenue	0	0
Accrued interest	18	3,207
Accrued taxes	0	18,653
Accrued salaries, wages and benefits	17,498	29,227
Self-insurance reserves	10,947	12,490
Other accrued liabilities	5,094	3,018
Total current liabilities	377,967	212,425
Deferred Tax Liability	0	0
Derivative Liability	3,489	7,088
Other Liabilities	873	1,236
Long-Term Debt:
Term debt	127,437	123,672
Notes	0	203,140
Long-term debt, noncurrent	127,437	326,812
Equity	587,146	428,417
Total Partners' Equity and Liabilities	1,096,912	975,978
June 2014 Notes [Member] | Co-Issuer Subsidiary (Cedar Canada) [Member] | Reportable Legal Entities [Member] | Subsidiary Issuer [Member]
Current Assets:
Cash and cash equivalents	85,758	65,563	39,106	45,519
Receivables	15,574	28,019
Inventories	1,891	1,371
Other current assets	3,454	2,229
Total current assets	106,677	97,182
Property and equipment (net)	181,673	175,358
Investment In Park	238,132	200,075
Goodwill	63,551	59,381
Other intangibles, net	14,177	13,255
Deferred tax asset	0	0
Other Assets	40	108
Assets	604,250	545,359
Current Liabilities:
Current maturities of long-term debt		64
Accounts payable	1,379	740
Deferred revenue	6,237	5,601
Accrued interest	2,055	2,057
Accrued taxes	0	0
Accrued salaries, wages and benefits	1,242	1,131
Self-insurance reserves	1,618	1,321
Other accrued liabilities	157	193
Total current liabilities	12,688	11,107
Deferred Tax Liability	13,809	12,838
Derivative Liability	0	0
Other Liabilities	0	0
Long-Term Debt:
Term debt	0	13,598
Notes	445,156	444,768
Long-term debt, noncurrent	445,156	458,366
Equity	132,597	63,048
Total Partners' Equity and Liabilities	604,250	545,359
April 2017 notes | Reportable Legal Entities [Member] | Parent Company [Member]
Current Assets:
Cash and cash equivalents	0	0	77,007	80,000
Receivables	0	0
Inventories	0	0
Other current assets	164	173
Total current assets	164	173
Property and equipment (net)	0	0
Investment In Park	588,684	798,076
Goodwill	674	674
Other intangibles, net	0	0
Deferred tax asset	0	0
Other Assets	0	0
Assets	589,522	798,923
Current Liabilities:
Current maturities of long-term debt		0
Accounts payable	497,558	428,396
Deferred revenue	0	0
Accrued interest	27	4,613
Accrued taxes	352	405
Accrued salaries, wages and benefits	0	0
Self-insurance reserves	0	0
Other accrued liabilities	3,406	2,282
Total current liabilities	501,343	435,696
Deferred Tax Liability	0	0
Derivative Liability	5,233	10,633
Other Liabilities	0	0
Long-Term Debt:
Term debt	0	0
Notes	0	292,075
Long-term debt, noncurrent	0	292,075
Equity	82,946	60,519
Total Partners' Equity and Liabilities	589,522	798,923
April 2017 notes | Reportable Legal Entities [Member] | Guarantor Subsidiaries [Member]
Current Assets:
Cash and cash equivalents	1,152	353	639	405
Receivables	831,075	551,757
Inventories	5,300	4,014
Other current assets	1,642	1,464
Total current assets	839,169	557,588
Property and equipment (net)	1,403,264	1,363,018
Investment In Park	234,237	324,282
Goodwill	111,218	111,218
Other intangibles, net	23,887	24,582
Deferred tax asset	0	0
Other Assets	9,068	17,440
Assets	2,620,843	2,398,128
Current Liabilities:
Current maturities of long-term debt		0
Accounts payable	5,038	2,626
Deferred revenue	20,587	21,667
Accrued interest	0	0
Accrued taxes	67,048	35,711
Accrued salaries, wages and benefits	0	0
Self-insurance reserves	2,386	2,090
Other accrued liabilities	4,490	1,970
Total current liabilities	99,549	64,064
Deferred Tax Liability	81,945	125,350
Derivative Liability	0	0
Other Liabilities	10,691	11,589
Long-Term Debt:
Term debt	0	0
Notes	0	0
Long-term debt, noncurrent	0	0
Equity	2,428,658	2,197,125
Total Partners' Equity and Liabilities	2,620,843	2,398,128
April 2017 notes | Eliminations [Member]
Current Assets:
Cash and cash equivalents	(1,095)	(1,025)	0	0
Receivables	(836,241)	(570,989)
Inventories	0	0
Other current assets	(29,601)	(1,761)
Total current assets	(866,937)	(573,775)
Property and equipment (net)	0	0
Investment In Park	(3,499,454)	(3,405,385)
Goodwill	0	0
Other intangibles, net	0	0
Deferred tax asset	(20,956)	(33,303)
Other Assets	0	0
Assets	(4,387,347)	(4,012,463)
Current Liabilities:
Current maturities of long-term debt		0
Accounts payable	(837,336)	(572,014)
Deferred revenue	0	0
Accrued interest	0	0
Accrued taxes	(29,601)	(1,761)
Accrued salaries, wages and benefits	0	0
Self-insurance reserves	0	0
Other accrued liabilities	0	0
Total current liabilities	(866,937)	(573,775)
Deferred Tax Liability	(20,956)	(33,303)
Derivative Liability	0	0
Other Liabilities	0	0
Long-Term Debt:
Term debt	0	0
Notes	0	0
Long-term debt, noncurrent	0	0
Equity	(3,499,454)	(3,405,385)
Total Partners' Equity and Liabilities	(4,387,347)	(4,012,463)
April 2017 notes | Co-Issuer Subsidiary (Magnum) [Member] | Reportable Legal Entities [Member] | Subsidiary Issuer [Member]
Current Assets:
Cash and cash equivalents	0	0	0	382
Receivables	1,184	1,409
Inventories	0	0
Other current assets	28,297	796
Total current assets	29,481	2,205
Property and equipment (net)	835	844
Investment In Park	1,045,640	937,626
Goodwill	0	0
Other intangibles, net	0	0
Deferred tax asset	20,956	33,303
Other Assets	0	2,000
Assets	1,096,912	975,978
Current Liabilities:
Current maturities of long-term debt		572
Accounts payable	344,410	145,258
Deferred revenue	0	0
Accrued interest	18	3,207
Accrued taxes	0	18,653
Accrued salaries, wages and benefits	17,498	29,227
Self-insurance reserves	10,947	12,490
Other accrued liabilities	5,094	3,018
Total current liabilities	377,967	212,425
Deferred Tax Liability	0	0
Derivative Liability	3,489	7,088
Other Liabilities	873	1,236
Long-Term Debt:
Term debt	127,437	123,672
Notes	0	203,140
Long-term debt, noncurrent	127,437	326,812
Equity	587,146	428,417
Total Partners' Equity and Liabilities	1,096,912	975,978
April 2017 notes | Co-Issuer Subsidiary (Cedar Canada) [Member] | Reportable Legal Entities [Member] | Subsidiary Issuer [Member]
Current Assets:
Cash and cash equivalents	85,758	65,563	39,106	45,519
Receivables	15,574	28,019
Inventories	1,891	1,371
Other current assets	3,454	2,229
Total current assets	106,677	97,182
Property and equipment (net)	181,673	175,358
Investment In Park	238,132	200,075
Goodwill	63,551	59,381
Other intangibles, net	14,177	13,255
Deferred tax asset	0	0
Other Assets	40	108
Assets	604,250	545,359
Current Liabilities:
Current maturities of long-term debt		64
Accounts payable	1,379	740
Deferred revenue	6,237	5,601
Accrued interest	2,055	2,057
Accrued taxes	0	0
Accrued salaries, wages and benefits	1,242	1,131
Self-insurance reserves	1,618	1,321
Other accrued liabilities	157	193
Total current liabilities	12,688	11,107
Deferred Tax Liability	13,809	12,838
Derivative Liability	0	0
Other Liabilities	0	0
Long-Term Debt:
Term debt	0	13,598
Notes	445,156	444,768
Long-term debt, noncurrent	445,156	458,366
Equity	132,597	63,048
Total Partners' Equity and Liabilities	604,250	545,359
April 2017 notes | Co-Issuer Subsidiary (Millennium) [Member] | Reportable Legal Entities [Member] | Subsidiary Issuer [Member]
Current Assets:
Cash and cash equivalents	80,430	57,825	$ 2,805	$ 5,534
Receivables	26,130	25,218
Inventories	22,528	20,891
Other current assets	9,341	8,369
Total current assets	138,429	112,303
Property and equipment (net)	0	0
Investment In Park	1,392,761	1,145,326
Goodwill	8,387	8,387
Other intangibles, net	0	0
Deferred tax asset	0	0
Other Assets	402	1,240
Assets	1,539,979	1,267,256
Current Liabilities:
Current maturities of long-term debt		2,139
Accounts payable	13,572	15,845
Deferred revenue	59,307	55,497
Accrued interest	6,024	109
Accrued taxes	6,176	5,950
Accrued salaries, wages and benefits	0	0
Self-insurance reserves	10,156	11,162
Other accrued liabilities	5,649	2,464
Total current liabilities	100,884	93,166
Deferred Tax Liability	0	0
Derivative Liability	0	0
Other Liabilities	120	337
Long-Term Debt:
Term debt	596,351	456,958
Notes	491,571	0
Long-term debt, noncurrent	1,087,922	456,958
Equity	351,053	716,795
Total Partners' Equity and Liabilities	$ 1,539,979	$ 1,267,256